Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

December 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 139.29%			Municipal Bonds (continued)
Corporate Revenue Bonds - 5.49%			Education Revenue Bonds (continued)
Denver City & County			Colorado Educational &
(United Airlines Project)			Cultural Facilities Authority
5.00% 10/1/32 (AMT)	215,000	$234,494	Revenue
Public Authority for Colorado			(Littleton Charter School
Energy Natural Gas			Project)
Revenue			4.375% 1/15/36 (AGC)	1,200,000	$1,201,128
Series 2008			(Loveland Classical
6.50% 11/15/38	1,750,000	2,660,263	Schools) 144A
Public Authority for Colorado			5.00% 7/1/36 #	625,000	673,769
Energy Revenue			(Science Technology
6.25% 11/15/28	865,000	1,105,409	Engineering and Math
			(Stem) School Project)
		4,000,166	5.00% 11/1/54	700,000	749,434
			(Skyview Charter School)
Education Revenue Bonds - 20.20%			144A 5.50% 7/1/49 #	750,000	798,397
Board of Trustees For			(Vail Mountain School
Colorado Mesa University			Project) 4.00% 5/1/46	25,000	25,554
Enterprise Revenue			(Windsor Charter Academy
Series B 5.00% 5/15/49	750,000	913,793	Project) 144A
Colorado Educational &			5.00% 9/1/46 #	500,000	506,405
Cultural Facilities Authority			Colorado School of Mines
Revenue			Series B 5.00% 12/1/42	270,000	295,912
144A 5.00% 7/1/36 #	500,000	534,355	Colorado State Board of
5.125% 11/1/49	765,000	827,156	Governors
144A 5.25% 7/1/46 #	500,000	533,605	(University Enterprise
(Academy Charter School			System) Series A
Project)			5.00% 3/1/39	10,000	10,028
5.50% 5/1/36 (AGC)	1,720,000	1,725,039
(Alexander Dawson					14,723,825
School-Nevada Project)
5.00% 5/15/29	760,000	905,798	Electric Revenue Bonds - 3.18%
(Charter School - Atlas			City of Fort Collins Electric
Preparatory School) 144A			Utility Enterprise Revenue
5.25% 4/1/45 #	700,000	730,548	Series A 5.00% 12/1/42	500,000	608,485
(Charter School -			City of Loveland Colorado
Community Leadership			Electric & Communications
Academy) 7.45% 8/1/48	500,000	564,955	Enterprise Revenue
(Charter School - Peak to			Series A 5.00% 12/1/44	1,060,000	1,283,406
Peak Charter)			Puerto Rico Electric Power
5.00% 8/15/34	1,000,000	1,124,460	Authority Revenue
(Improvement - Charter			Series CCC 5.25%
School - University Lab			7/1/27 ‡	230,000	175,375
School Building)			Series WW 5.00%
5.00% 12/15/45	500,000	547,110	7/1/28 ‡	325,000	247,000
(Johnson & Wales
University) Series A					2,314,266
5.25% 4/1/37	900,000	969,669
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,086,710

(continues) NQ-OV2 [12/19] 2/20 (1080091) 1

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds - 38.05%			Healthcare Revenue Bonds (continued)
Aurora Hospital Revenue			Colorado Health Facilities
(Children’s Hospital			Authority Revenue
Association Project)			(Sunny Vista Living Center)
Series A 5.00% 12/1/40	2,000,000	$2,028,300	Series A 144A
Colorado Health Facilities			6.25% 12/1/50 #	505,000	$565,958
Authority Revenue			(Vail Valley Medical Center
(AdventHealth Obligated			Project) 5.00% 1/15/35	1,250,000	1,462,300
Group) Series A			(Valley View Hospital
4.00% 11/15/43	1,000,000	1,117,320	Association Project)
(Adventist Health			Series A 4.00% 5/15/34	330,000	363,241
System/Sunbelt Obligated			Denver Health & Hospital
Group) Series A			Authority Health Care
5.00% 11/15/48	1,000,000	1,193,660	Revenue
(Bethesda Project)			Series A 4.00% 12/1/40	500,000	552,000
Series A1 5.00% 9/15/48	750,000	839,947
(Cappella of Grand					27,724,886
Junction Project) 144A			Lease Revenue Bonds - 4.06%
5.00% 12/1/54 #	515,000	532,886	Denver Health & Hospital
(Christian Living			Authority
Community Project)
6.375% 1/1/41	615,000	661,709	(550 ACOMA, Inc. )
(CommonSpirit Health)			4.00% 12/1/38	500,000	551,920
			Pueblo County Certificates of
Series A-1 4.00% 8/1/39	500,000	545,480	Participation
Series A-2 4.00% 8/1/49	1,250,000	1,330,113	(County Judicial Complex
Series A-2 5.00% 8/1/38	1,500,000	1,792,170	Project)
Series A-2 5.00% 8/1/39	1,500,000	1,785,930	5.00% 9/15/42 (AGM)	1,250,000	1,352,450
Series A-2 5.00% 8/1/44	1,750,000	2,063,985	State of Colorado Department
(Covenant Retirement			of Transportation
Communities Inc. )			Certificates of Participation
5.00% 12/1/35	1,000,000	1,131,010	5.00% 6/15/34	340,000	404,892
Series A 5.75% 12/1/36	1,000,000	1,144,800	5.00% 6/15/36	545,000	646,234
(Frasier Meadows
Retirement Community					2,955,496
Project)
Series A 5.25% 5/15/37	265,000	303,759	Local General Obligation Bonds - 14.65%
Series B 5.00% 5/15/48	340,000	357,707	Adams & Weld Counties
			School District No 27J
(Healthcare Facilities -			Brighton
American Baptist)
8.00% 8/1/43	500,000	565,105	4.00% 12/1/30	700,000	789,733
(Mental Health Center of			Arapahoe County School
Denver Project) Series A			District No. 6 Littleton
5.75% 2/1/44	1,500,000	1,667,745	Series A 5.50% 12/1/38	650,000	839,013
(National Jewish Health			Beacon Point Metropolitan
Project) 5.00% 1/1/27	500,000	523,340	District
(Sanford Health) Series A			5.00% 12/1/30 (AGM)	600,000	708,660
5.00% 11/1/44	1,500,000	1,805,880	Boulder Valley School District
(SCL Health System)			No RE-2 Boulder
Series A 4.00% 1/1/37	575,000	653,896	Series A 4.00% 12/1/48	500,000	561,270
Series A 4.00% 1/1/38	1,950,000	2,210,949
Series A 4.00% 1/1/39	465,000	525,696

2 NQ-OV2 [12/19] 2/20 (1080091)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Local General Obligation Bonds (continued)			Pre-Refunded/Escrowed to Maturity Bonds (continued)
Denver International Business			Denver Health & Hospital
Center			Authority Health Care
Metropolitan District No. 1			Revenue
5.00% 12/1/30	650,000	$663,585	(Recovery Zone Facilities)
Eaton Area Park & Recreation			5.625% 12/1/40-20§	750,000	$780,045
District			Regional Transportation
5.25% 12/1/34	190,000	200,469	District Sales Tax Revenue
5.50% 12/1/38	245,000	259,906	(FasTracks Project) Series A
Grand River Hospital District			5.00% 11/1/38-20§	4,085,000	4,216,210
5.25% 12/1/37 (AGM)	675,000	834,881
Jefferson County School					14,754,490
District No. R-1			Special Tax Revenue Bonds - 21.05%
5.25% 12/15/24	750,000	897,825	Central Platte Valley
Sierra Ridge Metropolitan			Metropolitan District
District No. 2			5.00% 12/1/43	375,000	403,193
Series A 5.50% 12/1/46	500,000	524,800	Commerce City
Weld County School District			5.00% 8/1/44 (AGM)	1,000,000	1,123,310
No. RE-1			Fountain Urban Renewal
5.00% 12/15/30 (AGM)	500,000	607,235	Authority Tax Increment
Weld County School District			Revenue
No. RE-2 Eaton			(Academy Highlands
Series 2 5.00% 12/1/44	1,250,000	1,552,200	Project) Series A
Weld County School District			5.50% 11/1/44	655,000	695,787
No. RE-3J			Guam Government Business
5.00% 12/15/34 (BAM)	1,000,000	1,204,210	Privilege Tax Revenue
Weld County School District			Series A 5.125% 1/1/42	435,000	453,796
No. RE-8			Series A 5.25% 1/1/36	565,000	594,521
5.00% 12/1/31	510,000	621,073	Lincoln Park Metropolitan
5.00% 12/1/32	340,000	412,926	District
			5.00% 12/1/46 (AGM)	500,000	588,855
		10,677,786	Prairie Center Metropolitan
Pre-Refunded/Escrowed to Maturity Bonds - 20.25%			District No. 3
Colorado Health Facilities			Series A 144A
Authority Revenue			5.00% 12/15/41 #	500,000	528,825
(Catholic Health Initiatives)			Puerto Rico Sales Tax
Series A 5.00% 2/1/41-21§	2,400,000	2,498,928	Financing Revenue
(Evangelical Lutheran Good			(Restructured)
Samaritan Society)			Series A-1 4.55% 7/1/40	1,000,000	1,037,820
5.00% 6/1/28-23§	1,250,000	1,412,763	Series A-1 4.75% 7/1/53	2,290,000	2,396,531
5.50% 6/1/33-23§	2,000,000	2,293,800	Series A-1 5.00% 7/1/58	195,000	207,388
5.625% 6/1/43-23§	1,000,000	1,151,070	Regional Transportation
(NCMC Project)			District Revenue
4.00% 5/15/32-26§	1,000,000	1,163,790	Series A 5.375% 6/1/31	460,000	467,498
Colorado School of Mines			(Denver Transit Partners)
Series B			6.00% 1/15/41	2,175,000	2,218,435
5.00% 12/1/42-22§	1,115,000	1,237,884	Regional Transportation
			District Sales Tax Revenue
			(FasTracks Project)
			Series A 5.00% 11/1/30	330,000	403,623
			Series A 5.00% 11/1/31	755,000	920,451

(continues) NQ-OV2 [12/19] 2/20 (1080091) 3

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)			Water & Sewer Revenue Bonds - 2.90%
Solaris Metropolitan District			Arapahoe County Water &
No. 3			Wastewater Authority
(Limited Tax Convertible)			Revenue
Series A 5.00% 12/1/46	500,000	$523,815	Series A 4.00% 12/1/39	1,250,000	$1,435,375
Southlands Metropolitan			Dominion Water & Sanitation
District No. 1			District
Series A1 5.00% 12/1/37	200,000	227,074	6.00% 12/1/46	250,000	266,897
Series A1 5.00% 12/1/47	300,000	336,126	Guam Government
Sterling Ranch Community			Waterworks Authority
Authority Board			Revenue
Series A 5.75% 12/1/45	525,000	547,486	5.00% 7/1/40	360,000	415,130
Tallyns Reach Metropolitan
District No. 3					2,117,402
(Limited Tax Convertible)			Total Municipal Bonds
5.125% 11/1/38	295,000	314,148	(cost $95,737,453)		101,504,303
Thornton Development
Authority			Short-Term Investment - 0.55%
(East 144th Avenue & I-25			Variable Rate Demand Note - 0.55%¤
Project)			Denver City & County
Series B 5.00% 12/1/35	265,000	305,585	Series A-2 1.70% 12/1/29
Series B 5.00% 12/1/36	440,000	506,986	(SPA - JPMorgan Chase
Virgin Islands Public Finance			Bank, N.A. )	400,000	400,000
Authority
(Matching Fund Senior			Total Short-Term Investment
Lien)			(cost $400,000)		400,000
5.00% 10/1/29 (AGM)	500,000	541,605

			Total Value of
		15,342,858	Securities - 139.84%
Transportation Revenue Bonds - 9.46%			(cost $96,137,453)		101,904,303
Colorado High Performance			Liquidation Value of
Transportation Enterprise			Preferred
Revenue			Stock - (41.17%)		(30,000,000)
(Senior U.S. 36 & I-25			Receivables and Other
Managed Lanes)			Assets Net of
5.75% 1/1/44 (AMT)	1,110,000	1,201,764	Liabilities - 1.33%		965,962
C-470 Express Lanes
5.00% 12/31/56	1,000,000	1,090,720	Net Assets Applicable to
Denver City & County Airport			4,837,100 Shares
System Revenue			Outstanding - 100.00%		$72,870,265
Series A 5.00% 11/15/30
(AMT)	750,000	910,133	#		Security exempt from registration under Rule 144A of the Securities
Series A 5.00% 12/1/48			Act of 1933, as amended. At Dec. 31, 2019, the aggregate value
(AMT)	1,000,000	1,183,800	of Rule 144A securities was $5,404,748, which represents 7.42%
Series B 5.00% 11/15/37	2,000,000	2,188,480	of the Fund’s net assets.
E-470 Public Highway			¤		Tax-exempt obligations that contain a floating or variable interest
Authority			rate adjustment formula and an unconditional right of demand to
Series C 5.25% 9/1/25	310,000	318,231	receive payment of the unpaid principal balance plus accrued interest
			upon a short notice period (generally up to 30 days) prior to specified
		6,893,128	dates either from the issuer or by drawing on a bank letter of credit,

4 NQ-OV2 [12/19] 2/20 (1080091)

(Unaudited)

a guarantee, or insurance issued with respect to such instrument.
Each rate shown is as of Dec. 31, 2019.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated
maturity is followed by the year in which the bond will be pre-
refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.

Summary of abbreviations:
AGC - Insured by Assured Guaranty Corporation
AGM - Insured by Assured Guaranty Municipal
Corporation
AMT - Subject to Alternative Minimum Tax
BAM - Build America Mutual Assurance Company
N.A. - National Association
SPA - Stand-by Purchase Agreement
USD - US Dollar

NQ-OV2 [12/19] 2/20 (1080091) 5